Property and Equipment, Net (Details) - Schedule of Property and Equipment Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 147	$ 137
Less - accumulated depreciation	(128)	(122)
Total property and equipment, net	19	15
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	105	95
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 42	$ 42